ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Schedule of Accrued Warranty Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES [Abstract]
Balance at the beginning of the period	$ 825	$ 1,441
Accruals	750	1,066
Utilization	(956)	(975)
Changes in estimates		(707)
Ending Balance	619	825
Short term Portion	506	573
Long term Portion	$ 113	$ 252